Supplemental Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 10, 2020	Dec. 31, 2017
Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents	$ 416,780		$ 861,754
Total	416,780	$ 0	861,754	$ 0		$ 0
Marketwise, LLC
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest			339,000	366,000	$ 1,165,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(875,000)	(1,694,000)	(2,767,000)	(3,106,000)	(2,880,000)
Operating lease right-of-use assets obtained in exchange for lease obligations	(398,000)	0	(409,000)	(5,051,000)	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Property and equipment included in accounts payable			0	1,010,000	0
Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents	241,532,000	119,479,000	114,422,000	170,520,000	132,237,000
Restricted cash	500,000	504,000	505,000	1,564,000	633,000
Total	$ 242,032,000	$ 119,983,000	$ 114,927,000	$ 172,084,000	$ 132,870,000		$ 102,965,000